GOODWILL (Schedule of Goodwill) (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
PROVISIONS ON ASSETS, INTANGIBLE ASSETS AND GOODWILL [Abstract]
Balance, beginning of year	$ 817.3	$ 856.0
Provisions on assets (notes 5 and 10)	(124.2)
Business acquisition (note 3)	3,196.4
Foreign exchange translation	178.7	(38.4)
Reclassified to assets held for sale		(0.3)
Balance, end of year	$ 4,068.2	$ 817.3